Annual Fund Operating Expenses - Adirondack Small Cap Fund - Adirondack Small Cap Fund [Default Label]	Aug. 01, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.08%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	1.53%
Fee Waiver or Reimbursement	(0.05%)	[1]
Net Expenses (as a percentage of Assets)	1.48%

[1]	The Fund’s advisor, Adirondack Research and Management, Inc. (the “Advisor”), has contractually agreed to waive management fees and/or reimburse the Fund expenses it incurs, but only to the extent necessary to maintain the Fund’s total annual operating expenses (excluding brokerage costs, borrowing costs (such as interests and dividends on securities sold short), taxes, extraordinary expenses, and costs of acquired funds) at 1.48% of its average daily net assets until August 1, 2026. The agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Advisor. Any waiver or reimbursement by the Advisor is subject to repayment by the Fund within three years after the waived or reimbursed expenses occurred, if the Fund is able to make the repayment without exceeding the lesser of its current expense limitation or the expense limitation in effect at the time of the reduction, and the repayment is approved by the Board of Trustees.